Other Comprehensive Income - Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense	$ 1,373	$ 1,725
Tax effect	5,020	4,386
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax effect	(2,773)	1,893
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains and Losses on Available-for-Sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gains and losses on available-for-sale securities	204	40
Income tax expense	(69)	(14)
Tax effect	135	26
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Pension Items [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Actuarial gains/(losses)	(4,406)	2,829
Income tax expense	1,498	(962)
Tax effect	$ (2,908)	$ 1,867